As filed with the Securities and Exchange Commission on August 10, 2023
1933 Act Registration File No. 333-258490
1940 Act File No. 811-23723
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	16	[	X	]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	19	[	X	]

(Check appropriate box or boxes.)

Strategic Trust
(Exact Name of Registrant as Specified in Charter)

7887 East Belleview Ave., Suite 1100
Denver, Colorado 80111
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (303) 499-1959

Kevin Kelly
c/o Kelly Strategic Management, LLC
7887 East Belleview Ave., Suite 1100
Denver, Colorado 80111
(Name and Address of Agent for Service)

Copies to:
Eric Simanek, Esq.
Eversheds Sutherland (US) LLP
700 6th Street, N.W.
Washington, DC 20001
(202) 220-8412

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on October 11, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box
[X]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 15 (the “Amendment”) relating to Kelly Fintech & Digital Payments Sector ETF was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended on August 4, 2023 and pursuant to Rule 485(a)(1) would have become effective on October 3, 2023.

This Post-Effective Amendment No. 16 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 11, 2023, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 16 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 16 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver and the State of Colorado, on August 10, 2023.

STRATEGIC ETF TRUST

By: /s/ Kevin Kelly
Kevin Kelly
Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 16 to its Registration Statement has been signed below on August 10, 2023 by the following persons in the capacities indicated.

Signature	Title	Date

/s/ Kevin Kelly Kevin Kelly	President and Trustee	August 10, 2023

/s/ Marcie McVeigh Marcie McVeigh	Chief Financial Officer and Treasurer	August 10, 2023

Matthew Patterson* Matthew Patterson	Trustee	August 10, 2023

Ethan Powell* Ethan Powell	Trustee	August 10, 2023

*By: /s/ Kevin Kelly
Kevin Kelly, Attorney-in-Fact
by Power of Attorney